PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Fair value of pension and postretirement benefit plan assets assumed in connection with the Acquisition (Details) - Pension Benefit Plans - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 231	$ 216	$ 187
Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	189	161	$ 147
Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	231	216
Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	189	161
Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2	1
Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	1
Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	229	215
Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	186	159
Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2	1
Cash and cash equivalents | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2	1
Cash and cash equivalents | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5	9
Cash and cash equivalents | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	2	1
Cash and cash equivalents | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	5	9
Cash and cash equivalents | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
U.S. broad market | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	48	64
U.S. broad market | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
U.S. broad market | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	48	64
U.S. broad market | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	9	15
Emerging markets | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	2
Emerging markets | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	9	15
Emerging markets | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	2
Emerging markets | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Emerging markets | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	26
Worldwide developed markets | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	51	38
Worldwide developed markets | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	26
Worldwide developed markets | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	51	38
Worldwide developed markets | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Worldwide developed markets | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	15
Other assets | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	14	15
Other assets | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	138	95
Investment grade | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6	9
Investment grade | Level 1 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Level 2 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	138	95
Investment grade | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6	9
Investment grade | Level 3 | Recurring basis | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Investment grade | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	3
Global high yield | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Global high yield | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	3
Global high yield | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Government bond funds | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	103	91
Government bond funds | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	1	1
Government bond funds | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	102	90
Government bond funds | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	22	9
Other assets | Level 1 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Other assets | Level 2 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	20	8
Other assets | Level 3 | Recurring basis | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 2	$ 1